Share based compensation - Compensation expense recognized (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Share based compensation
Total compensation expense recognized	¥ 524,553		¥ 163,481	¥ 11,410
Research and development expenses
Share based compensation
Total compensation expense recognized	42,986		80,872	6,501
Selling and marketing expenses
Share based compensation
Total compensation expense recognized	8,297		7,321	723
Cost of revenues
Share based compensation
Total compensation expense recognized			6,524
General and administrative expenses
Share based compensation
Total compensation expense recognized	473,270		68,764	¥ 4,186
2021 Option Plan
Share based compensation
Total compensation expense recognized	¥ 201,098
Total unrecognized compensation expense					$ 8,284	¥ 54,976
Weighted-average period	2 years 9 months
2021 Option Plan | Research and development expenses
Share based compensation
Total compensation expense recognized	¥ 93,824
2021 Option Plan | Selling and marketing expenses
Share based compensation
Total compensation expense recognized	8,554
2021 Option Plan | General and administrative expenses
Share based compensation
Total compensation expense recognized	¥ 98,720
RSU
Share based compensation
Weighted-average period	1 year 10 months 24 days
RSU | 2021 Option Plan
Share based compensation
Total compensation expense recognized		$ 16,311	¥ 105,211